Capital and Reserves - Common stock and additional paid-in capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	280,000,000
Beginning balance (in shares)	39,677,940	39,602,277	39,538,550
Conversion of shares (in shares)	0	0	0
Repurchased common stock (in shares)	(3,558,093)	(1)	0
Restricted shares issued, directors (in shares)	63,000	63,000	57,000
Restricted shares vested (in shares)	48,299	12,664	6,727
Ending balance (in shares)	36,231,146	39,677,940	39,602,277
“Class A”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	6,342,189	6,342,189	6,342,189
Conversion of shares (in shares)	0	0	0
Repurchased common stock (in shares)	0	0	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	6,342,189	6,342,189	6,342,189
“Class B”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	2,178,365	2,182,426	2,245,226
Conversion of shares (in shares)	(89,290)	(4,060)	(62,799)
Repurchased common stock (in shares)	0	(1)	(1)
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	2,089,075	2,178,365	2,182,426
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	31,157,386	31,077,662	30,951,135
Conversion of shares (in shares)	89,290	4,060	62,799
Repurchased common stock (in shares)	(3,558,093)	0	1
Restricted shares issued, directors (in shares)	63,000	63,000	57,000
Restricted shares vested (in shares)	48,299	12,664	6,727
Ending balance (in shares)	27,799,882	31,157,386	31,077,662
“Class F”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	0	0	0
Conversion of shares (in shares)	0	0	0
Repurchased common stock (in shares)	0	0	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	0	0	0